Management of Financial Risk (Tables)	12 Months Ended
Jan. 31, 2026
Management of Financial Risk
Schedule of maturity of company's financial liabilities
	0 – 12 Months $	Over 12 Months $
Accounts payable and accrued liabilities	3,951,132	–
Due to related parties	1,415,082	–
Financial guarantee liability	412,854	–
Convertible debentures	285,311	–
Loans payable	74,298	27,174
Promissory notes	425,418	–
Warrant liabilities	115,013	–